Income (Loss) Per Share - Schedule of a Reconciliation of Basic and Diluted Common Shares Outstanding (Details)	1 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
Shares issued for IPO underwriting fees	307,465
Reclassification of shares previously subject to redemption less redeemed shares	16,921,700
Successor [Member]
Beginning balance	11,730,425
Change In Shares issued to Backstop Investor	4,829,375
Change In Shares issued for IPO underwriting fees	307,465
Change In Shares issued to NPS/GES	53,690,315
Change In Reclassification of shares previously subject to redemption less redeemed shares	15,005,189
Shares issued to Backstop Investor	16,559,800
Shares issued for IPO underwriting fees	16,867,265
Shares issued to NPS/GES	70,557,580
Reclassification of shares previously subject to redemption less redeemed shares	85,562,769
Ending balance	85,562,769
Net income (loss) available to common (basic) | $	$ (3,746,000)
Weighted average number of shares	85,562,769
Net loss per share (basic) | $ / shares	$ (0.05)
Net income (loss) available to common (diluted) | $	$ (3,965,000)
Weighted average units outstanding	85,562,769
Dilutive common shares
Weighted average dilutive units outstanding	85,562,769
Net loss per share (diluted) | $ / shares	$ (0.05)